INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Temporary differences associated with the investments in subsidiaries	$ 184,147	$ 196,435